Receivables (Tables)	3 Months Ended
Mar. 31, 2018
Receivables [Abstract]
Summary of Financing Receivables

A summary of financing receivables as of March 31, 2018 and December 31, 2017 is as follows:

	March 31, 2018	December 31, 2017
	(in millions)
Retail	$9,499	$9,725
Wholesale	9,883	10,001
Other	106	69
Total	$19,488	$19,795

Summary of Aging of Receivables

The aging of financing receivables as of March 31, 2018 and December 31, 2017 is as follows (in millions):

	March 31, 2018
	30-59 Days Past Due	60-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
NAFTA	$32	$5	$—	$37	$6,354	$6,391	$20	$6,411
EMEA	7	1	10	18	267	285	10	295
LATAM	6	1	—	7	2,008	2,015	34	2,049
APAC	4	—	—	4	740	744	—	744
Total Retail	$49	$7	$10	$66	$9,369	$9,435	$64	$9,499
Wholesale
NAFTA	$—	$—	$—	$—	$3,590	$3,590	$36	$3,626
EMEA	41	15	2	58	4,987	5,045	16	5,061
LATAM	—	—	—	—	584	584	—	584
APAC	8	1	—	9	603	612	—	612
Total Wholesale	$49	$16	$2	$67	$9,764	$9,831	$52	$9,883

	December 31, 2017
	30-59 Days Past Due	60-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
NAFTA	$26	$9	$—	$35	$6,671	$6,706	$25	$6,731
EMEA	3	4	4	11	261	272	—	272
LATAM	8	—	—	8	1,851	1,859	40	1,899
APAC	—	—	—	—	823	823	—	823
Total Retail	$37	$13	$4	$54	$9,606	$9,660	$65	$9,725
Wholesale
NAFTA	$—	$—	$—	$—	$3,651	$3,651	$41	$3,692
EMEA	23	12	4	39	5,061	5,100	9	5,109
LATAM	—	—	—	—	613	613	—	613
APAC	4	—	—	4	583	587	—	587
Total Wholesale	$27	$12	$4	$43	$9,908	$9,951	$50	$10,001

Allowance for Credit Losses Activity

Allowance for credit losses activity for the three ended March 31, 2018 and 2017 is as follows:

	Three Months Ended March 31, 2018
	Retail	Wholesale	Other	Total
Opening Balance	$383	$200	$—	$583
Provision	20	(1)	—	19
Charge-offs, net of recoveries	(14)	(1)	—	(15)
Foreign Currency Translation and Other	5	4	—	9
Ending Balance	394	202	—	596
Ending Balance: Individually Evaluated for Impairment	258	170	—	428
Ending Balance: Collectively Evaluated for Impairment	136	32	—	168
Receivables:
Ending Balance	9,499	9,883	106	19,488
Ending Balance: Individually Evaluated for Impairment	379	435	—	814
Ending Balance: Collectively Evaluated for Impairment	$9,120	$9,448	$106	$18,674

	Three Months Ended March 31, 2017
	Retail	Wholesale	Other	Total
Opening balance	$374	$200	$—	$574
Provision	13	6	—	19
Charge-offs, net of recoveries	(19)	(2)	—	(21)
Foreign currency translation and other	3	5	—	8
Ending balance	371	209	—	580
Ending balance: Individually evaluated for impairment	179	157	—	336
Ending balance: Collectively evaluated for impairment	192	52	—	244
Receivables:
Ending balance	9,832	8,500	95	18,427
Ending balance: Individually evaluated for impairment	318	472	—	790
Ending balance: Collectively evaluated for impairment	$9,514	$8,028	$95	$17,637

Allowance for credit losses activity for the year ended December 31, 2017 is as follows:

	December 31, 2017
	Retail	Wholesale	Other	Total
Opening balance	$374	$200	$—	$574
Provision	72	11	—	83
Charge-offs, net of recoveries	(103)	(15)	—	(118)
Foreign currency translation and other	40	4	—	44
Ending balance	383	200	—	583
Ending balance: Individually evaluated for impairment	212	164	—	376
Ending balance: Collectively evaluated for impairment	171	36	—	207
Receivables:
Ending balance	9,725	10,001	69	19,795
Ending balance: Individually evaluated for impairment	347	540	—	887
Ending balance: Collectively evaluated for impairment	$9,378	$9,461	$69	$18,908

Summary of Financing Receivable Impairment

Financing receivables are considered impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms. Receivables reviewed for impairment generally include those that are either past due, have provided bankruptcy notification, or require significant collection efforts. Impaired receivables are generally classified as non-performing.

	March 31, 2018				December 31, 2017
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment
	(in millions)
With an allowance recorded
Retail
NAFTA	$41	$39	$21	$44	$39	$37	$18	$41
EMEA	$294	$294	$212	$295	$260	$260	$170	$277
LATAM	$41	$41	$23	$43	$45	$45	$22	$32
APAC	$3	$3	$2	$3	$3	$3	$2	$2
Wholesale
NAFTA	$40	$39	$3	$42	$44	$44	$3	$49
EMEA	$357	$357	$139	$413	$457	$457	$134	$443
LATAM	$28	$18	$21	$29	$30	$17	$21	$28
APAC	$10	$10	$7	$10	$9	$9	$6	$4
Total
Retail	$379	$377	$258	$385	$347	$345	$212	$352
Wholesale	$435	$424	$170	$494	$540	$527	$164	$524

Carrying Amount of Restricted Assets Included In Financing Receivables

At March 31, 2018 and December 31, 2017, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	March 31, 2018	December 31, 2017
Retail note and finance lease receivables	$6,551	$6,833
Wholesale receivables	7,099	7,156
Total	$13,650	$13,989